UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Rd. Ste. 500, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

James W. Oberweis,

The Oberweis Funds, 3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Name and address of agent for service)

Copy To:

James A. Arpaia,

Vedder Price P.C. 222 North Lasalle Street, Suite 2600, Chicago, IL 60601

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders Follows.

The OBERWEIS FUNDS

A VISION FOR FUTURE GROWTH

ANNUAL REPORT

DECEMBER 31, 2008

•   Oberweis Micro-Cap Fund

•   Oberweis Emerging Growth Fund

•   Oberweis Mid-Cap Fund

•   Oberweis China Opportunities Fund

•   Oberweis International Opportunities Fund

•   Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Shareholder of The Oberweis Funds:

If we learned nothing else in 2008, it’s how much - and how quickly - the world changes. Consider a few of the seminal events that shaped the last decade: the Asian financial crisis, Internet boom and bust, birth of the Euro, second Iraq War, explosion in alternative and hedge fund investing, housing boom and bust and the banking crisis that followed, and finally the global recession that began at the end of 2007. Over the last decade, investor expectations morphed from absurdly ebullient in 1999 to nearly apocalyptic in 2008. In 1999, record-high market price/earnings (P/E) multiples reflected expectations for extraordinary economic growth into perpetuity and increases in productivity at unprecedented rates. Today, less than a decade later, P/E multiples for small-cap, high-growth stocks reflect expectations for the second Great Depression, even though economic conditions are markedly better than those of the 1930s. Valuations for high-growth small-cap companies have dropped from record highs a decade ago to the lowest levels in 30 years. Alas, the pendulum swings.

2008 was the worst year in the history of our family of funds. While we have navigated quite well through many other crises, such as the bursting of the tech bubble in 2000, we failed to foresee the magnitude and speed of this credit contraction. The Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund returned -52.98%, -57.00%, and -57.66%, respectively. Our U.S. funds maintained their traditional overweight allocation to high-growth sectors such as technology. That proved to be an incorrect strategy. Risk premiums for high-growth small-cap stocks, particularly within technology, expanded at an unprecedented rate, leading to sharp declines in P/E ratios and stock prices across our portfolio. International small-cap growth stocks suffered similarly, particularly in China, as investor appetite for risk sharply contracted. The International Opportunities Fund and China Opportunities Fund returned -60.50% and -64.34%, respectively. The Asia Opportunities Fund, which commenced operations on Feb. 1, 2008, returned -57.00% from its inception through the end of the year. For comparison, the Russell 2000 Growth Index returned -38.54%, the S&P Small-Cap China Index returned -55.16%, and the S&P World Ex-US Small-Cap Growth Index returned -49.03%. The S&P Pan Asia Ex-Japan Small Cap Index, which is comparable to the Asia Opportunities Fund, returned -50.86% since Feb 1, 2008, when the fund began.

At this point, a severe recession is widely anticipated by investors and appears to be already discounted in stock prices. While the economy is likely to continue its decline during the first half of 2009, a return to GDP growth is certainly possible late in the year or early in 2010, as global central banks pursue easier monetary policies that will also serve to quell fears of sustained deflation. In fact, our view is that inflation will be a realistic worry by the end of 2009. Additional stimulus will be provided by eager governments around the world, including an aggressive fiscal stimulus package put forth by President Obama. There will be a cost to this spending and it may well decrease long-term equity return opportunities; however, in the short-run we expect such stimulus may increase market confidence, leading stock prices to climb back toward more normal P/E valuations.

With respect to current valuations, the average forward P/E at the end of 2008 was 17.1 times for Micro-Cap, 18.5 times for Emerging Growth, 17.3 times for Mid-Cap, 12.3 times for China Opportunities, 12.7 times for Asia Opportunities, and 11.7 times for International Opportunities. The average weighted market capitalization was $225 million for Micro-Cap, $694 million for Emerging Growth, $1.8 billion for Mid-Cap, $1.6 billion for China Opportunities, $3.6 billion for Asia Opportunities, and $2.0 billion for International Opportunities.

PRESIDENT’S LETTER (continued)

No one can forecast the future with certainty, but our team believes that the current environment offers above-average investment opportunities for higher growth small-cap stocks, as a consequence of below-average valuations. It would not surprise us one bit to see the pendulum nudge back toward growth investing in 2009. In 1999, after a prolonged cycle had favored growth stocks over value stocks, and after several legendary value-oriented portfolio managers had called it quits, the pendulum turned and value stocks began a new period of leadership. Similarly, signs today hint at optimism for growth stocks. Expectations among investors are very low, sentiment is negative, and we believe a modest improvement in fundamentals could spark a significant increase in equities of high-growth small-caps, both within the U.S. and internationally. In short, while the risk of an extreme prolonged economic contraction remains, we believe that it is more likely that 2009 will be a year for bargain hunters and may represent the best buying opportunity in decades for depressed, high-growth small-cap companies around the world.

For more information on all six of The Oberweis Funds, please visit our website at www.oberweisfunds.com or feel free to call us at (800) 323-6166. Thank you again for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA President

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE

Market Environment

2008 was an unprecedented year in market history, with the broader U.S. stock market posting its largest annual decline since 1931. Problems began in 2007 with the implosion of the sub-prime mortgage market. Banks, stung by bad debt, sharply reduced their willingness to loan. While banks hoarded cash and raised capital to offset loan losses, liquidity diminished, insolvency surfaced, and investor fear skyrocketed. The resulting sequence of events was nothing less than extraordinary: the demise of Lehman Brothers, the nationalization of Fannie Mae and Freddie Mac, a government takeover of AIG, the bankruptcy of Washington Mutual, a fire sale of Wachovia, and a $700 billion U.S. government bailout bill. Foreign banks, many of whom were also material owners of U.S. housing-related debt, also ran into trouble as their assets soured while their liquidity and capital raising opportunities simultaneously grew scarce. By the end of 2007, the U.S. economy had entered a sharp recession that worsened throughout 2008. Throughout the world, macroeconomic growth rates fell in nearly every region, with many countries joining the U.S. in outright recession. All of these factors led to significant declines in equity markets around the world. Global equities declined 42.08% in 2008, as measured by the MSCI World Index. Returns for companies with higher-than-average risk, such as small-cap high growth stocks, tended to perform even worse than the broader market.

Discussion of The Oberweis Funds

For the year ending December 31, 2008, the Oberweis Micro-Cap Fund returned -52.98% while the Russell 2000 Growth Index returned -38.54% and the Russell Micro-Cap Growth Index returned -44.65%. For the Micro-Cap Fund, technology was the primary sector that hurt performance. At the stock level, Almost Family Inc. and Life Partners Holdings were among the top contributors to performance, while Icad Inc. and T-3 Energy Services Inc. were among the top detractors.

The Emerging Growth Fund returned -57.00% while the Russell 2000 Growth Index returned -38.54%. For the Emerging Growth Fund, technology and consumer discretionary were the most important sectors that detracted from performance. At the stock level, Athenahealth Inc. and Thoratec Corp. were among the top contributors to performance, while Focus Media Holdings and Central European Distribution were among the top detractors.

The Oberweis Mid-Cap Fund returned -57.66%. For comparison, the Russell 2500 Growth Index declined 41.50% and the Russell 2000 Growth Index returned -38.54%. Consumer discretionary and technology holdings were the predominant sectors that detracted from performance. At the stock level, Athenahealth Inc. and Thoratec were among the top contributors to performance, while Suntech Power Holdings and Focus Media Holdings were among the top detractors.

The Micro-Cap, Emerging Growth, and Mid-Cap Funds all focus on U.S. companies with substantially higher rates of earnings growth rates than their respective benchmark indices. Within the benchmark indices, companies with very high rates of earnings growth declined more than companies with slower rates of earnings growth in 2008. This was one of the primary reasons for the relatively poor performance of the domestic funds in 2008.

The Oberweis China Opportunities Fund returned -64.34% for the year ended December 31, 2008. The S&P Small-Cap China Index returned -55.16%. The shortfall was primarily attributable to a lower allocation to consumer staples relative to the benchmark, since consumer staples performed much better than other sectors in 2008. Zhongde Waste Technology and China South Locomotive were among the top contributors; Focus Media and Baidu were among the top detractors.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

The Oberweis Asia Opportunities Fund returned -57.00% from its inception on Feb. 1, 2008 through December 31, 2008, compared to -50.86% for the S&P Pan Asia Ex-Japan Small Cap Index. At the sector level, energy and healthcare were the two largest detractors. With respect to individual stocks, China South Locomotive and Shanda Interactive Entertainment were among the top contributors; Keppel Corp. and Visionchina Media were among the top detractors. The fund’s largest weights by country were China and South Korea.

The Oberweis International Opportunities Fund returned -60.50% versus -49.03% for the S&P World Ex-US Small-Cap Growth Index. Consumer discretionary and healthcare were the top detractors by sector. At the stock level, Vestas Wind Systems and Incitec Pivot were among the top contributors to performance; John Wood Group and Visionchina Media were among the top detractors. The fund’s largest weights by country were the United Kingdom and Japan.

The portfolio turnover rates were 81% for the Micro-Cap Fund, 89% for the Emerging Growth Fund, 162% for the Mid-Cap Fund, 70% for the China Opportunities Fund, 165% for the Asia Opportunities Fund, and 221% for the International Opportunities Fund. The net expense ratios of the six funds were 1.68% for Micro-Cap, 1.40% for Emerging Growth, 2.14% for Mid-Cap, 2.00% for China Opportunities, 2.49% for the Asia Opportunities Fund, and 2.23% for International Opportunities.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Micro-Cap Fund At December 31, 2008 Asset Allocation
Common Stocks	100.6%
Warrants	0.0%
Other Liabilities in excess of Assets	(0.6)%

100.0%

Top Holdings
ICF International, Inc.	4.4%
Synovis Life Technologies, Inc.	4.3%
American Caresource Hldgs., Inc.	4.3%
Almost Family, Inc.	4.2%
Cybersource Corp.	4.1%
Ebix, Inc.	3.9%
NCI, Inc.	3.3%
VSE Corp.	3.2%
Vocus, Inc.	2.8%
Global Traffic Network, Inc.	2.8%
Other Holdings	62.7%

100.0%

Top Industries
Computer Services Software & Systems	12.8%
Electronics Semi-Conductors	7.5%
Service Commercial	7.1%
Computer Technology	6.2%
Med & Dental Instruments & Supply	6.1%
Biotechnology	5.6%
Health Care Misc.	4.3%
Medical & Dental Services	4.2%
Financial Data Product Services	4.1%
Oil Crude Producer	3.8%
Other Industries	38.3%

100.0%

Oberweis Emerging Growth Fund At December 31, 2008 Asset Allocation
Common Stocks	99.1%
Warrants	0.0%
Other Assets in excess of Liabilities	0.9%

100.0%

Top Holdings
Genoptix, Inc.	4.1%
CardioNet, Inc.	3.9%
Concur Technologies, Inc.	3.2%
Green Mountain Coffee Roasters, Inc.	3.1%
Stanley, Inc.	3.1%
Pegasystems, Inc.	3.0%
NetLogic Microsystems, Inc.	2.9%
CyberSource Corp.	2.9%
Quality Systems, Inc.	2.8%
Athenahealth, Inc.	2.7%
Other Holdings	68.3%

100.0%

Top Industries
Computer Services Software & Systems	19.0%
Electronic Medical Systems	8.3%
Health Care Management Services	7.5%
Electronics Semi-Conductors	7.4%
Med & Dental Instruments & Supply	4.5%
Medical & Dental Services	4.1%
Health Care Services	3.9%
Oil Crude Producer	3.8%
Shoes	3.2%
Beverage - Soft Drinks	3.1%
Other Industries	35.2%

100.0%

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Oberweis Mid-Cap Fund At December 31, 2008 Asset Allocation
Common Stocks	99.9%
Other Assets in excess of Liabilities	0.1%

100.0%

Top Holdings
Alexion Pharmaceuticals, Inc.	4.4%
Illumina, Inc.	4.3%
FLIR Systems, Inc.	4.1%
Genoptix, Inc.	4.0%
Athenahealth, Inc.	3.9%
ManTech International Corp.	3.8%
Icon PLC ADR	3.8%
CyberSource Corp.	3.7%
Nuance Communications, Inc.	3.6%
Allscripts-Misys Healthcare Sol., Inc.	3.4%
Other Holdings	61.0%

100.0%

Top Industries
Computer Services Software & Systems	16.9%
Electronic Medical Systems	11.7%
Biotech Research & Production	10.5%
Health Care Management Services	9.5%
Electronics	4.1%
Medical & Dental Services	4.0%
Financial Data Product Services	3.7%
Retail	3.2%
Shoes	3.2%
Med. and Den. Instruments and Supplies	3.1%
Other Industries	30.1%

100.0%

Oberweis China Opportunities Fund At December 31, 2008 Asset Allocation
Common Stocks	99.3%
Other Assets in excess of Liabilities	0.7%

100.0%

Top Holdings
Shangdong Weigao Group	5.3%
Longtop Financial Tech. Ltd. ADR	4.2%
China High Speed Transmission	4.1%
New Oriental Ed. & Tech. Grp. Inc. ADR	4.1%
Hengan International Groups Co. Ltd.	3.6%
Sohu.com, Inc.	3.2%
Zhongde Waste Technology AG	3.1%
VisionChina Media, Inc. ADR	3.1%
Zhuzhou CSR Times Electric Co. Ltd.	3.0%
Tencent Hldgs. Ltd.	3.0%
Other Holdings	63.3%

100.0%

Top Industries
Internet Software & Services	12.2%
Software	11.0%
Diversified Consumer Services	9.2%
Machinery	8.8%
Health Care Equipment Supplies	7.9%
Electrical Equipment	7.1%
Media	6.1%
Chemicals	4.7%
Multiline Retail	4.3%
Personal Products	3.6%
Other Industries	25.1%

100.0%

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Oberweis International Opportunities Fund At December 31, 2008 Asset Allocation
Common Stocks	99.3%
Other Assets in excess of Liabilities	0.7%

100.0%

Top Holdings
Noble Group Ltd.	2.8%
Sodiff Advanced Materials Co. Ltd.	2.5%
China High Speed Transmission	2.4%
SGL Carbon AG	2.3%
Icon PLC ADR	2.1%
China National Building Mat. Co. Ltd.	2.1%
IG Group Hldgs. PLC	2.0%
Autonomy Corp. PLC	1.9%
Baloise Hldg. AG	1.8%
Gemalto NV	1.8%
Other Holdings	78.3%

100.0%

Top Industries
Machinery	14.1%
Insurance	7.8%
Commercial Service & Supply	6.9%
Software	6.7%
Specialty Retail	6.2%
Electrical Equipment	5.1%
Pharmaceuticals	3.9%
Life SciencesTools & Svcs	3.6%
Trading Co. & Distributors	3.4%
Chemicals	3.4%
Other Industries	38.9%

100.0%

Oberweis Asia Opportunities Fund At December 31, 2008 Asset Allocation
Common Stocks	100.5%
Other Liabilities in excess of Assets	(0.5)%

100.0%

Top Holdings
New Oriental Ed.&Tech. Grp., Inc. ADR	4.9%
Shanda Interactive Ent. Ltd. ADR	4.0%
Baidu.com, Inc. ADR	3.6%
Digitech Systems Co. Ltd.	3.5%
China Green Hldgs. Ltd.	3.4%
China National Materials Co. Ltd.	3.0%
Hengan International Groups Co. Ltd.	2.9%
Nissha Printing Co. Ltd.	2.8%
China High Speed Transmission	2.8%
Raffles Education Corp. Ltd.	2.7%
Other Holdings	66.4%

100.0%

Top Industries
Machinery	11.6%
Food Products	9.9%
Diversified Consumer Services	9.5%
Internet Software & Svc	8.9%
Electrical Equipment	8.0%
Software	7.6%
Personal Products	5.4%
Pharmaceuticals	3.9%
Media	3.6%
Electric Utilities	3.5%
Other Industries	28.1%

100.0%

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/08

	One Year	Five Years	Ten Years	Since Inception 1/1/96	Expense Ratio(2)
OBMCX	-52.98%	-9.50%	+3.61%	+5.56%	1.69%
Russell 2000 Growth	-38.54%	-2.35%	-0.76%	+1.27%
Russell 2000	-33.79%	-0.93%	+3.02%	+4.94%

Growth of an Assumed $10,000 Investment

from January 1, 1996 to December 31, 2008

(1)

Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/08

	One Year	Five Years	Ten Years	Since Inception 1/7/87	Expense Ratio(2)
OBEGX	-57.00%	-12.06%	-0.85%	+6.33%	1.40%
Russell 2000 Growth	-38.54%	-2.35%	-0.76%	+5.20%
Russell 2000	-33.79%	-0.93%	+3.02%	+7.44%

Growth of an Assumed $10,000 Investment from

January 7, 1987 to December 31, 2008

(1)

Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Fund until December 31, 1991 and is not reflected in the total return figures or graph above.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Period ended 12/31/08

	One Year	Five Years	Ten Years	Since Inception 9/15/96	Expense Ratio(2)
OBMDX	-57.66%	-9.70%	-3.00%	-0.17%	2.14%
Russell 2500 Growth	-41.50%	-2.24%	+0.75%	+2.29%
Russell 2000	-33.79%	-0.93%	+3.02%	+4.50%

Growth of an Assumed $10,000 Investment

from September 15, 1996 to December 31, 2008

(1)

Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell 2500 Growth Index measures the performance of Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Russell indices are unmanaged and are not available for investment.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/08

	One Year	Since Inception 10/1/05	Expense Ratio(2)
OBCHX	-64.34%	+3.24%	2.00%
MSCI China Small Cap Growth	-55.92%	+10.88%

Growth of an Assumed $10,000 Investment

from October 1, 2005 to December 31, 2008

(1)

Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI China Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the small cap growth equity market performance in China excluding A share classes, with dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/08

	One Year	Since Inception 2/1/07	Expense Ratio(2)
OBIOX	-60.50%	-26.39%	2.24%
MSCI AC World Index EX US Small Cap Growth	-52.61%	-28.38%

Growth of an Assumed $10,000 Investment

from February 1, 2007 to December 31, 2008

(1)

Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI ACWI ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the US, with dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/08

	Since Inception 2/1/08	Expense Ratio(2)(3)
OBAOX	-57.00%	3.85%
MSCI AC Asia Pacific Ex Japan Small Cap Growth	-54.85%

Growth of an Assumed $10,000 Investment from

February 1, 2007 to December 31, 2008

(1)

Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI AC Asia Pacific ex Japan Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.
(3)	Annualized

OBERWEIS MICRO-CAP FUND

Schedule of Investments

December 31, 2008

	Shares	Value
EQUITIES - 100.6%

Aerospace - 1.1%
LMI Aerospace, Inc.*	21,000	$238,770

Biotechnology - 5.6%
NPS Pharmaceuticals, Inc.*	53,000	329,130
Repligen Corp.*	154,900	585,522
Vnus Medical Technologies, Inc.*	17,400	282,228

		1,196,880

Chemicals - 1.8%
Ultralife Batteries, Inc. *	29,300	392,913

Communication Technology - 2.1%
Ceragon Networks Ltd.*	65,500	330,775
Chyron Corp.*	69,400	104,100
Digital Ally, Inc.*	7,554	23,342

		458,217

Computer Services Software & Systems - 12.8%
ArcSight Inc.*	36,500	292,365
ClickSoftware Technologies Ltd.*	195,900	366,333
DemandTec, Inc.*	37,200	300,204
Ebix, Inc.*	34,800	831,720
GSE Systems, Inc.*	70,300	414,770
OPNET Technologies, Inc.*	11,900	117,334
PROS Hldgs., Inc.*	26,700	153,525
TeleCommunication Systems, Inc.*	29,600	254,264

		2,730,515

Computer Technology - 6.2%
iCAD, Inc.*	358,400	394,240
NCI, Inc.*	23,300	702,029
Occam Networks, Inc.*	37,600	90,240
Voltaire Ltd.*	44,800	132,608

		1,319,117

Control & Filter Devices - 0.8%
K-Tron International, Inc.*	2,000	159,800

Drugs & Pharmaceuticals - 3.8%
Akorn, Inc. *	179,200	412,160
Allion Healthcare, Inc.*	22,800	93,936
Hi-Tech Pharmacal Co., Inc.*	46,400	257,056
Lannett Co., Inc. *	5,300	26,500
SuperGen, Inc.*	11,700	22,347

		811,999

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Education Services - 0.3%
GP Strategies Corp.*	15,400	$69,300

Electronic Medical Systems - 2.3%
Somanetics Corp.*	30,098	496,918

Electronics Semi-Conductors - 7.5%
AXT, Inc*	67,800	91,530
CEVA, Inc.*	58,900	412,300
Intellon Corp.*	87,300	219,123
NVE Corp.*	14,100	368,433
Ramtron International Corp*	160,300	294,952
Virage Logic Corp.*	75,100	224,549

		1,610,887

Engineering & Construction Services - 3.2%
VSE Corp	17,300	678,679

Finance Companies - 2.2%
Life Partners Hldgs., Inc	11,000	480,040

Financial Data Product Services - 4.1%
Cybersource Corp.*	72,929	874,419

Health Care Facilities - 2.2%
IPC The Hospitalist Company, Inc.*	27,980	470,903

Health Care Misc. - 4.3%
American Caresource Hldgs., Inc.*	128,900	908,745

Machine Oilwell Equipment - 1.5%
Boots& Coots International Well Control, Inc.*	105,200	124,136
T-3 Energy Services, Inc.*	20,400	192,576

		316,712

Machinery-Industrial - 1.2%
Adept Technology, Inc.*	12,200	45,750
Amtech Systems, Inc.*	56,700	209,223

		254,973

Machinery-Specialty - 1.1%
Key Technology, Inc.*	12,000	226,680

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Medical & Dental Instruments & Supply - 6.1%
Exactech, Inc.*	12,900	$217,236
Synovis Life Technologies, Inc.*	49,600	929,504
Transcend Services, Inc.*	16,700	163,827

		1,310,567

Medical & Dental Services- 4.2%
Almost Family, Inc.*	20,000	899,600

Oil Crude Producer - 3.8%
Double Eagle Petroleum Co.*	20,000	140,400
Geokinetics, Inc.*	14,900	36,803
GeoResources, Inc.*	36,800	319,792
Panhandle Oil & Gas, Inc	17,600	316,800

		813,795

Oil Integrated Domestic - 2.6%
GMX Resources, Inc.*	21,800	551,976

Retail - 0.4%
Appliance Recycling Centers of America, Inc.*	31,700	90,028

Retail - Jewelry - 0.7%
Fuqi International, Inc.*	23,200	145,232

Service Commercial - 7.1%
Global Traffic Network, Inc.*	101,200	591,008
ICF International, Inc.*	38,000	933,660

		1,524,668

Technology Misc. - 2.8%
Vocus, Inc.*	33,100	602,751

Telecommunications -0.4%
Magal Security System Ltd.*	10,700	62,595
Scopus Video Networks Ltd.*	5,600	29,120

		91,715

Textile - Apparel Manufacturer - 2.5%
G-III Apparel Group Ltd.*	44,400	283,716
True Religion Apparel, Inc.*	19,300	240,092

		523,808

Tires & Rubber - 2.0%
Female Health Co.*	118,800	421,740

Utilities Telecommunication - 3.2%
Commtouch Software Ltd.*	85,667	131,071
RRSAT Global Communication Network Ltd	47,200	543,272

		674,343

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Wholesale & International Trade - 0.7%
Summer Infant, Inc.*	71,100	$152,865

Wholesalers - 0.0%
Clean Diesel Technologies, Inc.*	3,812	9,530

Total Equities (Cost: $26,045,489)		$21,509,085

	Units	Value
Warrants - 0.0%
Internet Software Systems
Kowabunga!,Inc. ($2.50, expires 04/03/11)†	260,000	$1,489
Kowabunga!,Inc. ($3.05, expires 12/05/11)†	81,873	778
Kowabunga!,Inc. ($4.00, expires 12/05/11)†	40,937	324

Total Warrants (Cost: $0)		$2,591

Total Investments - 100.6% (Cost: $26,045,489)		$21,511,676

Other Liabilities less Assets - (0.6)%		(128,291)

Net Assets - 100%		$21,383,385

Cost of investments is $26,227,420 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation		$3,046,006
Gross unrealized depreciation		(7,761,750)

Net unrealized depreciation		$(4,715,744)

†	Fair Valued Security
*	Non-Income producing security during the year ended December 31, 2008.

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments

December 31, 2008

	Shares	Value
EQUITIES - 99.1%

Advertising Agency - 2.6%
VisionChina Media, Inc. ADR*	390,200	$2,130,492

Beverage - Soft Drinks - 3.1%
Green Mountain Coffee Roasters, Inc.*	66,000	2,554,200

Communication Technology - 2.1%
Atheros Communications, Inc.*	30,700	439,317
Starent Networks Corp.*	105,700	1,261,001
Terremark Worldwide, Inc.*	1,400	5,446

		1,705,764

Computer Services Software & Systems - 19.0%
3PAR, Inc.*	36,500	278,495
ArcSight, Inc.*	153,900	1,232,739
Concur Technologies, Inc.*	79,400	2,605,908
comScore, Inc.*	77,100	983,025
NetScout Systems, Inc.*	165,800	1,429,196
Pegasystems, Inc.	197,500	2,441,100
PROS Hldgs., Inc.*	3,600	20,700
Sapient Corp.*	320,000	1,420,800
Stanley, Inc.*	70,200	2,542,644
Taleo Corp.*	52,900	414,207
VASCO Data Security International, Inc.*	210,700	2,176,531

		15,545,345

Computer Technology - 2.3%
Phoenix Technologies Ltd.*	103,000	360,500
Synaptics, Inc.*	90,500	1,498,680

		1,859,180

Drugs & Pharmaceuticals - 1.1%
Emergent BioSolutions, Inc.*	35,300	921,683

Education Services - 1.4%
American Public Education, Inc.*	30,854	1,147,460

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Electrical - 2.7%
Axsys Technologies, Inc.*	39,890	$2,188,365

Electronic Medical Systems - 8.3%
eResearch Technology, Inc.*	100,200	664,326
Luminex Corp.*	35,600	760,416
Natus Medical, Inc.*	169,700	2,197,615
Quality Systems, Inc.	52,100	2,272,602
Somanetics Corp.*	52,493	866,659

		6,761,618

Electronics Semi-Conductors - 7.4%
Cavium Networks, Inc.*	174,700	1,836,097
IPG Photonics Corp.*	99,300	1,308,774
NetLogic Microsystems, Inc.*	108,900	2,396,889
Volterra Semiconductor Corp.*	76,100	544,115

		6,085,875

Electronics Technology - 1.4%
American Science & Engineering, Inc.	10,400	769,184
Cogent, Inc. *	29,300	397,601

		1,166,785

Engineering & Construction Services - 0.8%
Hill International, Inc.*	95,900	675,136

Finance Companies - 0.8%
Life Partners Hldgs., Inc.	14,700	641,508

Financial Data Product Services - 2.9%
CyberSource Corp.*	195,200	2,340,448

Health Care Facilities - 2.5%
IPC The Hospitalist Company, Inc.*	120,600	2,029,698

Health Care Management Services - 7.5%
Athenahealth, Inc.*	59,100	2,223,342
Catalyst Health Solutions, Inc.*	89,900	2,189,065
HMS Hldgs. Corp.*	53,900	1,698,928

		6,111,335

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Health Care Services - 3.9%
CardioNet, Inc.*	129,300	$3,187,245

Machine Oilwell Equipment - 1.0%
T-3 Energy Services, Inc.*	35,600	336,064
Willbros group, Inc.*	53,600	453,992

		790,056

Medical & Dental Instruments & Supply - 4.5%
Conceptus, Inc.*	104,500	1,590,490
Thoratec Corp.*	65,000	2,111,850

		3,702,340

Medical &Dental Services - 4.1%
Genoptix, Inc.*	98,200	3,346,656

Oil Crude Producer - 3.8%
Arena Resources, Inc.*	52,200	1,466,298
Carrizo Oil & Gas, Inc.*	81,101	1,305,726
Rex Energy Corp.*	107,788	316,897

		3,088,921

Pollution & Environmental Service - 1.7%
Team, Inc.*	49,500	1,371,150

Service Commercial - 2.0%
G-Market, Inc. ADR*	94,100	1,623,225

Shoes - 3.2%
Deckers Outdoor Corp.*	21,700	1,733,179
Iconix Brand Group, Inc.*	96,500	943,770

		2,676,949

Technology Misc. - 2.0%
Vocus, Inc.*	89,700	1,633,437

Telecommunications - 1.1%
MasTec, Inc.*	79,800	924,084

Textile - Apparel Manufacturer - 1.5%
True Religion Apparel, Inc.*	95,500	1,188,020

Utilities Telecommunication - 2.2%
Neutral Tandem, Inc.*	111,350	1,806,097

Wholesale & International Trade - 2.2%
Central European Distribution Corp.*	92,500	1,822,250

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

December 31, 2008

Total Equities (Cost: $94,787,944)		$81,025,322

	Units	Value
Warrants - 0.0%
Internet Software & Systems
Kowabunga!, Inc. ($2.50, expires 04/03/11) †	540,000	$3,093
Kowabunga!, Inc. ($3.05, expires 12/05/11) †	170,043	1,616
Kowabunga!, Inc. ($4.00, expires 12/05/11) †	85,022	674

Total Warrants (Cost: $0)		$5,383

Total Investments - 99.1% (Cost: $94,787,944)		$81,030,705

Other Assets less Liabilities 0.9%		706,941

Net Assets - 100%		$81,737,646

Cost of investments is $95,829,267 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation		$9,342,748
Gross unrealized depreciation		(24,141,310)

Net unrealized depreciation		$(14,798,562)

†	Fair Valued Security
*	Non-Income producing security during the year ended December 31, 2008.

ADR American Depository Receipt

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments

December 31, 2008

	Shares	Value
EQUITIES - 99.9%

Advertising Agency - 2.0%
VisionChina Media, Inc.*	15,100	$82,446

Beverage- Soft Drinks - 2.2%
Green Mountain Coffee Roasters, Inc.*	2,400	92,880

Biotech Research & Production - 10.5%
Alexion Pharmaceuticals, Inc.*	5,100	184,569
Icon PLC ADR*	8,100	159,489
Myriad Genetics, Inc. *	1,500	99,390

		443,448

Communication Technology - 1.9%
Starent Networks Corp.*	6,900	82,317

Computer Services Software & Systems - 16.9%
Ansys, Inc.*	4,600	128,294
Baidu.com, Inc. ADR*	1,000	130,570
Commvault Systems, Inc.*	6,100	81,801
Concur Technologies, Inc.*	1,800	59,076
ManTech International Corp.*	3,000	162,570
Nuance Communications, Inc.*	14,900	154,364

		716,675

Computer Technology - 2.7%
Synaptics, Inc.*	6,850	113,436

Consumer Electronics - 2.5%
Dolby Laboratories, Inc.*	3,200	104,832

Drugs & Pharmaceuticals - 2.9%
BioMarin Pharmaceutical, Inc.*	3,700	65,860
United Therapeutics Corp.*	900	56,295

		122,155

Electrical - 1.9%
Axsys Technologies, Inc.*	1,500	82,290

Electronic Medical Systems - 11.7%
Illumina, Inc.*	7,000	182,350
Intuitive Surgical, Inc.*	891	113,148
Masimo Corp.*	3,000	89,490
Natus Medical, Inc.*	3,900	50,505
Quality Systems, Inc.	1,400	61,068

		496,561

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Electronics - 4.1%
FLIR Systems, Inc.*	5,600	$171,808

Electronics Semi-Conductors - 2.7%
NetLogic Microsystems, Inc.*	5,100	112,251

Financial Data Product Services - 3.7%
CyberSource Corp.*	13,200	158,268

Health Care Management Services - 9.5%
Allscripts-Misys Healthcare Solutions, Inc. *	14,600	144,832
Athenahealth, Inc.*	4,400	165,528
HMS Hldgs. Corp. *	2,900	91,408

		401,768

Health Care Services - 2.7%
CardioNet, Inc.*	4,700	115,855

Machine Oilwell Equipment - 1.3%
Willbros Group, Inc.*	6,400	54,208

Machinery - Industrial - 1.1%
Chart Industries, Inc.*	4,300	45,709

Medical & Dental Instruments & Supplies - 3.1%
Thoratec Corp.*	4,000	129,960

Medical & Dental Services - 4.0%
Genoptix, Inc.*	5,000	170,400

Oil Crude Producer - 2.1%
Arena Resources, Inc.*	1,600	44,944
Carrizo Oil & Gas, Inc.*	2,800	45,080

		90,024

Retail - 3.2%
GameStop Corp.*	2,200	47,652
Priceline.com, Inc.*	600	44,190
Urban Outfitters, Inc.*	3,000	44,940

		136,782

Shoes - 3.2%
Deckers Outdoor Corp.*	1,700	135,779

Textile - Apparel Manufacturers - 1.3%
Guess?, Inc.	3,500	53,725

Wholesale & International Trade - 2.7%
Central European Distribution Corp.*	5,852	115,284

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments (continued)

December 31, 2008

Total Equities (Cost: $5,549,659)	$4,228,861

Total Investments - 99.9% (Cost: $5,549,659)	$4,228,861

Other Assets less Liabilities - 0.1%	3,631

Net Assets - 100%	$4,232,492

Cost of investments is $5,604,488 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$265,450
Gross unrealized depreciation	(1,641,077)

Net unrealized depreciation	$(1,375,627)

*	Non-Income producing security during the year ended December 31, 2008.

ADR American Depository Receipt

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments

December 31, 2008

	Shares	Value
EQUITIES - 99.3%

Auto Components - 0.9%
Xinyi Glass Hldg. Co. Ltd.†	3,798,300	$1,028,063

Biotechnology - 0.4%
3SBio Inc. Ltd.*	61,000	475,800

Chemicals - 4.7%
Huabao International Hldgs. Ltd.†	5,252,600	3,451,852
Sinofert Hldgs. Ltd.†	4,343,000	2,118,321

		5,570,173

Construction Materials - 2.5%
China National Materials Co.*†	4,884,400	2,963,336

Containers & Packaging - 1.0%
AMVIG Hldgs. Ltd.†	2,606,300	1,182,893

Diversified Consumer Services - 9.2%
ATA, Inc. ADR*	421,900	2,147,471
China Distance Education Hldgs., Inc. ADR*	524,600	2,087,908
New Oriental Education & Technology Group, Inc. ADR*	88,400	4,854,044
Raffles Education Corp. Ltd.†	4,505,665	1,784,440

		10,873,863

Electrical Equipment - 7.1%
China High Speed Transmission.†	3,978,700	4,854,915
Zhuzhou CSR Times Electric Co. Ltd.*†	4,413,900	3,580,065

		8,434,980

Electronic Equipment & Instruments - 1.3%
China Power New Energy Development Co. Ltd.*†	51,608,600	1,535,566

Energy Equipment & Services - 1.2%
Anton Oilfield Services Group*†	18,921,800	1,427,521

Food Products - 3.2%
China Green Hldgs. Ltd.*†	1,832,600	1,465,664
Want Want China Hldgs. Ltd.†	5,658,600	2,353,333

		3,818,997

Food & Staples Retailing - 0.6%
Heng Tai Consumables Group Ltd.*†	9,620,000	748,975

Gas Utilities - 0.8%
Xinao Gas Hldgs. Ltd.†	850,900	902,623

Health Care Equipment Supplies - 7.9%
Mindray Medical International Ltd. ADR	116,300	2,093,400
Mingyuan Medicare Development Co. Ltd.†	16,246,100	961,116
Shandong Weigao Group†	4,149,500	6,315,911

		9,370,427

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Hotels Restaurants & Leisure - 2.8%
Ajisen China Hldgs. Ltd.†	1,630,800	$763,363
Ctrip.com International Ltd. ADR.*	31,400	747,320
Fu Ji Food & Catering Services Hldgs. Ltd.†	1,150,000	615,761
Home Inns & Hotels Mgmt. Inc. ADR*	133,000	1,141,140

		3,267,584

Household Products - 1.6%
Vinda International Hldgs. Ltd.*†	6,884,000	1,872,311

Insureance - 2.0%
CNinsure, Inc. ADR*	272,500	2,362,575

Internet Software & Services - 12.2%
AsianInfo Hldg., Inc.*	285,200	3,376,768
Baidu.com, Inc ADR*	26,300	3,433,991
Sina Corp.*	13,000	300,950
Sohu.com, Inc.*	81,250	3,846,375
Tencent Hldgs. Ltd.†	543,300	3,530,216

		14,488,300

Leisure Equipment & Products - 1.8%
Li Ning Co., Ltd.†	1,363,200	2,147,978

Life Sciences Tools & Services - 0.3%
Wuxi Pharmatech, Inc. ADR*	48,100	384,319

Machinery - 8.8%
China Automation Group Ltd.*†	12,398,000	2,713,252
China South Locomotive and Rolling Stock Corp. Ltd.*	5,238,100	2,845,398
Lonking Hldgs. Ltd.†	2,190,400	1,132,591
Zhongde Waste Technology AG*	192,587	3,697,007

		10,388,248

Media - 6.1%
Air Media Group, Inc. ADR*	360,500	1,730,400
China Mass Media International Advertising Corp. ADR*	216,500	307,430
Sinomedia Hldg. Ltd.*†	14,916,000	1,564,504
VisionChina Media, Inc. ADR*	665,100	3,631,446

		7,233,780

Multiline Retail - 4.3%
Golden Eagle Retail Group Ltd.†	4,184,064	2,944,533
New World Department Store China.†	1,975,700	1,088,570
Parkson Retail Group Ltd.†	882,600	1,010,420

		5,043,523

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Personal Products - 3.6%
Hengan International Groups Co., Ltd.†	1,338,800	$4,320,084

Pharmaceuticals - 0.0%
Sihuan Pharmaceutical Hldgs. Group Ltd. *	112,000	49,332

Real Estate Management & Development - 0.6%
Sino-Ocean Hldgs. Ltd.*†	1,432,500	654,312

Software - 11.0%
Kingdee International Software Group Co. Ltd.†	12,402,800	1,290,498
Kingsoft Corp. Ltd.*†	5,296,700	1,771,513
Longtop Financial Technologies Ltd. ADR*	326,125	4,931,010
Perfect World Co. Ltd. ADR*	150,800	2,601,300
VanceInfo Technologies, Inc. ADR*	519,975	2,469,881

		13,064,202

Textile Apparel & Luxury Goods - 2.3%
Anta Sports Products Co. Ltd.†	4,517,300	2,074,582
Ports Design Ltd.†	490,395	598,260

		2,672,842

Water Utilities - 1.1%
Epure International Ltd.†	7,552,800	1,298,510

Total Equities (Cost: $151,622,170)		$117,581,117

	Units	Value
Warrants - 0.0%
Chemicals
Jiutian Chemical Group Ltd. ($0.80, expires 10/15/10)	4,587,700	15,922

Total Warrants (Cost: $0)		$15,922

Total Investments - 99.3% (Cost: $151,622,170)		$117,597,039

Other Assets less Liabilities - 0.7%		852,327

Net Assets - 100%		$118,449,366

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2008

Cost of investments is $161,418,933 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$11,914,225
Gross unrealized depreciation	(55,736,119)

Net unrealized depreciation	$(43,821,894)

†	Fair Valued Security
*	Non-Income producing security during the year ended December 31, 2008.

ADR American Depositary Receipt

COUNTRY ALLOCATION (as a percentage of Net Assets)

China (Includes the People’s Republic of China and Hong Kong)	96.7%
Singapore	2.6%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

December 31, 2008

	Shares	Value
EQUITIES - 99.3%

Australia - 3.0%
Campbell Brothers Ltd.†	9,900	$121,549
Computershare Ltd.†	19,450	105,772
JB HI-FI Ltd.†	27,300	184,625

		411,946

Belgium - 1.2%
Hansen Transmissions International NV*†	103,600	173,900

Canada - 0.5%
Pacific Rubiales Energy Corp.*	39,700	70,428

China - 9.3%
China High Speed Transmission Equipment Group Co. Ltd.*†	271,200	328,231
China National Building Material Co. Ltd. *†	247,600	297,432
China National Materials Co. *†	410,400	246,234
Li Ning Co. Ltd.†	119,400	186,413
Shandong Weigao Group *†	62,700	95,140
Want Want China Hldgs. Ltd.†	348,500	144,343

		1,297,793

Finland - 1.5%
Elisa Corp.†	11,800	205,424

France - 3.6%
Faiveley SA*†	2,500	167,118
Scor SE†*	9,100	207,008
Societe BIC SA*†	2,100	120,179

		494,305

Germany - 11.1%
Bauer AG†	3,700	156,311
Centrotherm Photovoltaics AG*†	2.200	63,468
Fielmann AG*†	1,580	103,815
Phoenix Solar AG†	2,200	78,612
Qiagen NV*†	11,700	206,933
SGL Carbon AG *†	9,600	322,092
Software AG*†	3,250	185,234
Vossloh AG*†	2,100	235,094
Wirecard AG *†	34,300	200,450

		1,552,009

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Hong Kong - 3.7%
Huabao International Hldgs. Ltd.*†	175,900	$115,297
Noble Group Ltd.†	560,900	397,097

		512,394

Ireland - 2.1%
Icon PLC ADR*	15,200	299,288

Japan - 18.5%
ABC-Mart, Inc.*†	4,000	146,273
Aeon Delight Co. Ltd.*†	8,300	240,713
Capcom Co. Ltd.†	3,500	79,181
Gourmet Navigator Inc. *†	72	193,303
Kakaku.com, Inc.*†	49	190,690
Kinki Sharyo Co. Ltd.*†	42,000	216,999
Lawson, Inc.†*	2,100	121,110
Nissha Printing Co. Ltd.†	2,800	111,423
Nisshin Oillio Group Ltd.†	100	582
Nitori Co. Ltd.*†	3,000	233,463
Osaka Securities Exchange Co. Ltd.*†	12	53,559
Point, Inc.*†	3,600	198,433
Seven Bank Ltd.*†	60	229,332
SSP Co. Ltd.†	15,000	99,741
Towa Pharmaceutical Co. Ltd.*†	4,800	213,164
The Japan Steel Works Ltd.*†	17,700	247,815

		2,575,781

Netherlands - 1.8%
Gemalto NV*†	10,100	251,307

Poland - 0.7%
Central European Distribution Corp.*	5,300	104,410

Portugal - 1.0%
Jeronimo Martins SGPS, SA.*†	25,700	141,825

South Africa - 1.3%
Aquarius Platinum Ltd.†	74,800	187,664

South Korea - 8.1%
Korea Gas Corp.†	4,500	208,425
Sodiff Advanced Materials Co. Ltd.†	8,000	352,669
Sung Kwang Bend Co. Ltd.	16,700	171,477
Taewoong Co. Ltd.†	3,700	228,407
TK Corp.†	9,345	168,324

		1,129,302

Spain - 0.9%
Grifols SA†	6,800	119,147

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Sweden - 1.6%
Betsson AB*†	25,300	$224,013

Switzerland - 4.8%
Actelion Ltd.*†	3,100	175,371
Baloise Hldg. AG*†	3,400	256,762
Burckhardt Compression Hldg.†	457	65,435
Galenica AG*†	400	130,554
Meyer Burger Technology AG†	400	46,808

		674,930

United Kingdom - 24.6%
Aggreko†	28,000	179,446
Amlin PLC†	26,100	134,153
ASOS PLC†	27,900	99,180
Autonomy Corp. PLC†	19,300	263,890
Aveva Group†	25,200	206,519
Babcock International Group†	29,100	198,420
Carillion PLC†	30,500	108,752
Catlin Group Ltd.†	22,400	139,612
De La Rue PLC†	8,569	111,620
Domino’s Pizza UK & IRL PLC†	36,100	86,418
Hiscox Ltd.†	28,400	138,830
Intermediate Capital Group PLC†	5,800	53,286
IG Group Hldgs. PLC†	74,400	274,108
International Personal Finance PLC†	115,300	230,424
Lancashire Holdings Ltd.†	34,000	207,755
Micro Focus International PLC†	10,400	42,241
Petrofac Ltd.†	34,900	173,614
Playtech Ltd.†	33,300	151,890
Shire PLC†	15,900	231,346
Ultra Electronics Hldgs.†	2,200	35,837
Weir Group†	38,800	172,933
Wellstream Hldgs. PLC†	7,100	36,239
Wood Group (John) PLC†	60,800	164,559

		3,441,072

Total Equities (Cost: $13,505,139)		$13,866,938

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2008

Total Investments - 99.3% (Cost: $13,505,139)	$13,866,938

Other Assets less Liabilities - 0.7%	94,066

Net Assets - 100%	$13,961,004

Cost of investments is $17,724,211 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation	$1,462,327
Gross unrealized depreciation	(5,319,600)

Net unrealized depreciation	$(3,857,273)

†	Fair Valued Security
*	Non-Income producing security during the year ended December 31, 2008.

ADR American Depository Receipt

SECTOR ALLOCATION (as a percentage of Net Assets)

Consumer Discretionary	10.5%
Consumer Staples	3.7%
Energy	3.2%
Financials	13.6%
Health Care	11.3%
Industrials	32.1%
Information Technology	13.4%
Materials	6.8%
Telecomm Service	1.5%
Utilities	1.5%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND

Schedule of Investments

December 31, 2008

	Shares	Value
EQUITIES - 100.5%

Australia - 3.3%
CSL Ltd.†	2,100	$49,522
Leighton Hldgs. Ltd.†	3,390	65,871
Nufarm Ltd.*†	1,700	12,534

		127,927

China - 53.3%
Air Media, Inc. ADR*	10,900	52,320
Anta Sports Products Co. Ltd.†	133,000	61,081
Baidu.com, Inc. ADR*	1,060	138,404
China Bluechemical Ltd.*†	108,000	44,605
China Fishery Group Ltd.*†	113,000	49,490
China Green Hldgs. Ltd.†	166,200	132,922
China High Speed Transmission Equipment Group Ltd.†	88,000	107,380
China National Materials Co. Ltd.*†	190,000	115,272
China Overseas Land & Investment Ltd.*†	12,000	16,850
China Resources Land Ltd.*†	24,000	29,707
China Security & Surveillance Technology, Inc.*	3,300	14,619
China South Locomotive and Rolling Stock Corp.*	175,100	95,116
China Yurun Food Group Ltd.†	78,200	92,499
CNinsure Inc. ADR*	3,800	32,946
Hengan International Groups Co. Ltd.†	34,700	111,971
Kingsoft Corp. Ltd.*†	54,400	18,194
Li Ning Co. Ltd.†	16,000	25,211
Longtop Financial Technologies Ltd. ADR*	2,400	36,288
Mindray Medical International Ltd. ADR*	5,610	100,980
New Oriental Education & Technology Group, Inc. ADR*	3,489	191,581
Perfect World Co. Ltd. ADR*	3,900	67,275
Shanda Interactive Entertainment Ltd. ADR*	4,760	154,034
Shandong Weigo Group*†	12,000	18,265
Sina Corp.*	1,600	37,040
Sohu.com, Inc.*	1,910	90,419
Tencent Hldgs. Ltd.†	12,400	80,572
VisionChina Media, Inc. ADR*	15,740	85,940
Zhuzhou CSR Times Electric Co. Ltd.*†	91,000	73,809

		2,074,790

Hong Kong - 6.7%
Chaoda Modern Agriculture Holdings Ltd.†	28,580	18,366
China Automation Group Ltd.*†	368,800	80,710
China Resources Power Holdings Co. Ltd.*†	10,000	19,443
CLP Holdings Ltd.*†	13,700	93,142

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
Noble Group Ltd.*†	31,400	$22,489
Peace Mark Hldgs. Ltd.*†	72,000	0
Soho China Ltd.*†	61,500	26,621

		260,771

India - 9.6%
Bharat Heavy Electricals Ltd.†	3,000	84,361
Bharti Airtel Ltd.*†	6,900	101,712
Educomp Solutions Ltd.*†	1,100	54,688
Glenmark Pharmaceuticals Ltd.*†	4,200	25,798
Hindustan Unilever Ltd.*†	11,100	57,390
IVRCL Infrastructures & Projects Ltd.*†	1,200	3,568
Tata Power Co. Ltd.†	2,900	44,832

		372,349

Indonesia - 1.6%
PT Bisi International TBK*†	356,900	61,043

Japan - 9.0%
Kobayashi Pharmaceutical Co. Ltd.*†	2,300	98,325
Nissha Printing Co. Ltd.†	2,700	107,444
Nisshin Oillio Group Ltd.*†	5,000	29,112
Towa Pharmaceutical Co. Ltd.*†	700	31,086
Toyo Tanso Co. Ltd.*†	600	23,183
Tsumura & Co. Ltd.*†	1,600	59,389

		348,539

Pakistan - 0.6%
Pakistan Oil Fields Ltd.†	18,000	23,328

Singapore - 7.9%
Epure International Ltd.*†	229,000	39,371
Hyflux Ltd.*†	29,000	36,259
Midas Holdings Ltd.*†	29,000	9,839
Oceanus Group Ltd.*†	242,300	28,035
Raffles Education Corp. Ltd.†	265,500	105,150
Sembcorp Marine Ltd.†	75,000	88,397

		307,051

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2008

	Shares	Value
South Korea - 8.5%
Chungdahm Learning Inc†	800	$17,471
Digitech Systems Co. Ltd.†	14,195	134,851
Dong-A Pharmaceutical Co Ltd†	205	15,519
Hyunjin Materials Co. Ltd.†	910	16,449
Insun ENT Co Ltd†	10,000	27,631
LS Industrial Systems Co Ltd†	600	23,789
NCSoft Corp.†	500	21,273
Taewoong Co Ltd.†	900	55,559
Yuhan Corp†	105	18,435

		330,977

Total Equities (Cost: $5,302,995)		$3,906,775

Rights - 0.0%

China
China Overseas Land & Investment Rights Ltd.†	12,000	210

Total Rights (Cost: $210)		$210

Total Investments - 100.5% (Cost: $5,303,205)		$3,906,985

Other Liabilities less Assets - (0.5)%		(18,343)

Net Assets - 100%		$3,888,642

Cost of investments is $5,369,459 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation		$245,373
Gross unrealized depreciation		(1,707,847)

Net unrealized depreciation		$(1,462,474)

†	Fair Valued Security
*	Non-Income producing security during the period ended December 31, 2008.

ADR American Depository Receipt

SECTOR ALLOCATION (as a percentage of Net Assets)

Consumer Discretionary	16%
Consumer Staples	16.7%
Energy	0.6%
Financials	2.7%
Health Care	8.2%
Industrials	25.7%
Information Technology	20.4%
Materials	1.5%
Telecomm Service	2.6%
Utilities	6.0%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

December 31, 2008

	Micro-Cap Fund	Emerging Growth Fund	Mid-Cap Fund
Assets:
Investment securities at value(a)	$21,511,676	$81,030,705	$4,228,861
Cash	—	425,928	—
Receivable from fund shares sold	2,890	113,260	100
Receivable from securities sold	226,972	852,151	199,310
Dividends and interest receivable	82	21,555	910
Due from Advisor	—	—	4,426
Prepaid expenses	12,528	29,652	7,800

Total Assets	21,754,148	82,473,251	4,441,407

Liabilities:
Payable to custodian bank	58,684	—	80,028
Payable for fund shares redeemed	125,728	292,542	115,674
Payable for securities purchased	146,943	311,587	—
Payable to advisor (see note 2)	17,302	52,520	2,745
Payable to distributor	4,326	15,751	858
Accrued expenses	17,780	63,205	9,610

Total Liabilities	370,763	735,605	208,915

Net Assets	$21,383,385	$81,737,646	$4,232,492

Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	3,078,421	7,647,952	761,559

Net asset value, offering price and redemption price	$6.95	$10.69	$5.56

Analysis of net assets:
Capital	$37,416,768	$156,999,825	$8,797,312
Undistributed net realized losses on investment and foreign currency transactions	(11,499,570)	(61,504,940)	(3,244,022)
Net unrealized depreciation of investments and translation of assets and liabilities denominated in foreign currencies	(4,533,813)	(13,757,239)	(1,320,798)

Net Assets	$21,383,385	$81,737,646	$4,232,492

(a) Investment securities at cost	$26,045,489	$94,787,944	$5,549,659

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

December 31, 2008

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$117,597,039	$13,866,938	$3,906,985
Cash	—	153,014	—
Receivable from fund shares sold	144,491	11,550	—
Receivable from securities sold	7,656,319	—	32,215
Dividends and interest receivable	—	23,260	68
Due from Advisor	—	—	14,153
Prepaid expenses	44,816	14,495	12,751

Total Assets	125,442,665	14,069,257	3,966,172

Liabilities:
Payable to custodian bank	5,351,158	—	59,180
Payable for fund shares redeemed	494,271	52,999	2,389
Payable for securities purchased	810,842	—	—
Payable to advisor (see note 2)	122,426	13,302	3,896
Payable to distributor	24,485	2,660	779
Accrued expenses	190,117	39,292	11,286

Total Liabilities	6,993,299	108,253	77,530

Net Assets	$118,449,366	$13,961,004	$3,888,642

Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	15,767,359	2,507,130	904,177

Net asset value, offering price and redemption price	$7.51	$5.57	$4.30

Analysis of net assets:
Capital	$194,565,484	$30,570,553	$10,039,079
Undistributed net realized losses on investment and foreign currency transactions	(42,090,987)	(16,971,553)	(4,754,357)
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities denominated in foreign currencies	(34,025,131)	362,004	(1,396,080)

Net Assets	$118,449,366	$13,961,004	$3,888,642

(a) Investment securities at cost	$151,622,170	$13,505,139	$5,303,205

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Operations

Year Ended December 31, 2008

	Micro-Cap Fund	Emerging Growth Fund	Mid-Cap Fund
Investment Income:
Interest	$19,487	$98,995	$447
Dividends(a)	33,198	70,741	4,735

Total Income	52,685	169,736	5,182

Expenses:
Investment advisory fees (see note 2)	216,353	577,523	33,532
Management fees (see note 2)	144,235	552,523	33,532
Distribution fees and shareholder services (see note 2)	90,147	345,327	20,957
Transfer agent fees and expenses	60,870	199,443	29,932
Custodian fees and expenses	44,883	91,722	39,066
Federal and state registration fees	18,398	29,350	14,879
Other	33,256	144,211	7,383

Total expenses before reimbursed expenses	608,142	1,940,099	179,281
Earnings credit (see note 5)	2,343	3,343	1,895
Expense reimbursement (see note 2)	—	—	9,727

Total Expenses	605,799	1,936,756	167,659

Net Investment Income (Loss)	(553,114)	(1,767,020)	(162,477)

Net Realized and Unrealized Gains (Losses) from Investments:
Net realized losses on investment transactions	(11,440,484)	(61,248,647)	(3,184,107)
Decrease in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(15,910,272)	(55,608,520)	(3,196,349)

Net realized /unrealized losses on investments and foreign currencies	(27,350,756)	(116,857,167)	(6,380,456)

Net decrease in net assets resulting from operations	$(27,903,870)	$(118,624,187)	$(6,542,933)

(a)	Dividends are net of foreign withholding tax of $4,211 and $8 for the Micro-Cap and Mid-Cap Funds, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Operations

Year Ended December 31, 2008

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$99,625	$43,850	$947
Dividends (a)	3,167,141	858,289	109,611

Total Income	3,266,766	902,139	110,558

Expenses:
Investment advisory fees	4,210,322	614,804	89,987
Distribution fees and shareholder services (see note 2)	842,064	122,961	17,997
Transfer agent fees and expenses	628,475	92,437	27,805
Custodian fees and expenses	546,134	166,736	103,239
Other	514,701	103,956	38,133

Total expenses before reimbursed expenses	6,741,696	1,100,894	277,161
Earnings credit (see note 5)	2,697	3,003	4,147
Expense reimbursement (see note 2)	—	—	93,761

Total Expenses	6,738,999	1,097,891	179,253

Net Investment Income (Loss)	(3,472,233)	(195,752)	(68,695)

Net Realized and Unrealized Gains (Losses) from Investments:
Net realized losses on investment transactions	(27,485,373)	(16,150,228)	(4,754,356)
Net realized losses on foreign currency transactions	(16,249)	(55,917)	(36,548)

Net realized losses on investment and foreign currency transactions	(27,501,622)	(16,206,145)	(4,790,904)
Decrease in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(371,350,039)	(21,433,146)	(1,396,080)

Net realized /unrealized losses on investments and foreign currencies	(398,851,661)	(37,639,291)	(6,186,984)

Net decrease in net assets resulting from operations	$(402,323,894)	$(37,835,043)	$(6,255,679)

(a)	Dividends are net of foreign withholding tax of $3,342, $70,776, and $7,094 for the China Opportunities, International Opportunities, and Asia Opportunities Funds, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Year Ended December 31, 2008	Year Ended December 31, 2007
From Operations:
Net investment loss	$(553,114)	$(699,480)
Net realized gain (losses) on investments	(11,440,484)	6,908,739
Decrease in net unrealized depreciation of investments	(15,910,272)	(1,034,526)

Net increase (decrease) in net assets resulting from operations	(27,903,870)	5,174,733

From Distributions:
Distributions from net realized gains on investments	(1,013,354)	(6,199,169)

From Capital Share Transactions:
Proceeds from sale of shares	11,401,510	5,769,071
Proceeds from reinvestment of distributions	870,209	5,898,482
Redemption of shares	(12,975,214)	(15,426,931)

Net decrease from capital share transactions	(703,495)	(3,759,378)

Total decrease in net assets	(29,620,719)	(4,783,814)

Net Assets:
Beginning of year	51,004,104	55,787,918

End of year	$21,383,385	$51,004,104

Transactions in Shares:
Shares sold	990,910	324,990
Shares issued in reinvestment of dividends	134,707	379,568
Less shares redeemed	(1,325,844)	(900,156)

Net decrease from capital share transactions	(200,227)	(195,598)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Emerging Growth Fund
	Year Ended December 31, 2008	Year Ended December 31, 2007
From Operations:
Net investment loss	$(1,767,020)	$(2,449,224)
Net realized gains (losses) on investments	(61,248,647)	23,296,686
Decrease in net unrealized depreciation of investments	(55,608,520)	(7,420,577)

Net decrease in net assets resulting from operations	(118,624,187)	13,426,885

From Distributions:
Distributions from net realized gains on investments	(2,778,555)	(25,010,586)

From Capital Share Transactions:
Proceeds from sale of shares	42,120,144	84,891,558
Proceeds from reinvestment of distributions	2,635,420	23,734,410
Redemption of shares	(60,938,446)	(76,764,286)

Net increase (decrease) from capital share transactions	(16,182,882)	31,861,682

Total increase (decrease) in net assets	(137,585,624)	20,277,981

Net Assets:
Beginning of year	219,323,270	199,045,289

End of year	$81,737,646	$219,323,270

Transactions in Shares:
Shares sold	2,467,840	2,978,611
Shares issued in reinvestment of dividends	265,400	913,213
Less shares redeemed	(3,586,789)	(2,703,835)

Net increase (decrease) from capital share transactions	(853,549)	1,187,989

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Mid-Cap Fund
	Year Ended December 31, 2008	Year Ended December 31, 2007
From Operations:
Net investment loss	$(162,477)	$(194,047)
Net realized gains (losses) on investments	(3,184,107)	1,235,895
Decrease in net unrealized appreciation (depreciation) of investments	(3,196,349)	383,101

Net increase (decrease) in net assets resulting from operations	(6,542,933)	1,424,949

From Distributions:
Distributions from net realized gains on investments	(653,784)	(414,988)

From Capital Share Transactions:
Proceeds from sale of shares	1,721,450	3,307,068
Proceeds from reinvestment of distributions	536,102	338,782
Redemption of shares	(2,312,160)	(3,846,947)

Net decrease from capital share transactions	(54,608)	(201,097)

Total increase (decrease) in net assets	(7,251,325)	808,864

Net Assets:
Beginning of year	11,483,817	10,674,953

End of year	$4,232,492	$11,483,817

Transactions in Shares:
Shares sold	152,029	210,477
Shares issued in reinvestment of dividends	102,899	21,469
Less shares redeemed	(231,788)	(254,706)

Net increase (decrease) from capital share transactions	23,140	(22,760)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	China Opportunities Fund
	Year Ended December 31, 2008	Year Ended December 31, 2007
From Operations:
Net investment loss	$(3,472,233)	$(4,466,361)
Net realized gains (losses) on investment and foreign currency transactions	(27,501,622)	107,296,520
Increase (decrease) in net unrealized appreciation (depreciation) of investments and foreign currencies	(371,350,039)	245,822,121

Net decrease in net assets resulting from operations	(402,323,894)	348,652,280

From Distributions:
Distributions from net realized gains on investments	(33,034,969)	(62,697,147)

From Capital Share Transactions:
Proceeds from sale of shares	83,510,380	920,633,110
Proceeds from reinvestment of distributions	31,078,175	58,156,256
Redemption of shares	(504,605,100)	(767,003,200)

Net increase (decrease) from capital share transactions	(390,016,545)	211,786,166

Total increase (decrease) in net assets	(825,375,408)	497,741,299

Net Assets:
Beginning of year	943,824,774	446,083,475

End of year	$118,449,366	$943,824,774

Transactions in Shares:
Shares sold	4,238,651	38,416,604
Shares issued in reinvestment of dividends	4,271,007	2,010,936
Less shares redeemed	(25,223,891)	(30,787,332)

Net increase (decrease) from capital share transactions	(16,714,233)	9,640,208

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	International Opportunities Fund
	Year Ended December 31, 2008	Year Ended December 31, 2007*
From Operations:
Net investment loss	$(195,752)	$(652,264)
Net realized losses on investment and foreign currency transactions	(16,206,145)	(811,613)
Increase (decrease) in net unrealized appreciation (depreciation) of investments and foreign currencies	(21,433,146)	21,795,150

Net increase (decrease) in net assets resulting from operations	(37,835,043)	20,331,273

From Capital Share Transactions:
Proceeds from sale of shares	7,093,946	145,940,269
Redemption of shares	(67,767,871)	(53,801,570)

Net increase (decrease) from capital share transactions	(60,673,925)	92,138,699

Total increase (decrease) in net assets	(98,508,968)	112,469,972

Net Assets:
Beginning of year	112,469,972	—

End of year	$13,961,004	$112,469,972

Transactions in Shares:
Shares sold	649,284	12,002,336
Less shares redeemed	(6,116,666)	(4,027,824)

Net increase (decrease) from capital share transactions	(5,467,382)	7,974,512

*	For the period from February 1, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

Asia Opportunities Fund
Period Ended December 31, 2008 *
From Operations:
Net investment loss	$(68,695)
Net realized loss on investment and foreign currency transactions	(4,790,904)
Increase in net unrealized depreciation of investments and foreign currencies	(1,396,080)

Net decrease in net assets resulting from operations	(6,255,679)

From Capital Share Transactions:
Proceeds from sale of shares	13,468,006
Redemption of shares	(3,323,685)

Net increase from capital share transactions	10,144,321

Total increase in net assets	3,888,642

Net Assets:
Beginning of year	—

End of year	$3,888,642

Transactions in Shares:
Shares sold	1,453,610
Less shares redeemed	(549,433)

Net increase from capital share transactions	904,177

*	For the period from February 1, 2008 (commencement of operations) through December 31, 2008.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2008

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Mid-Cap Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (NYSE) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees.

The Oberweis China Opportunities Fund, the Oberweis International Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements. The Financial Accounting Standards Board issued Statement of Financial

Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) in September, 2006. This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.

•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2008:

	Micro-Cap Fund	Emerging Growth Fund	Mid-Cap Fund
Level 1	$21,509,085	$81,025,322	$4,228,861
Level 2	2,591	5,383	—
Level 3	—	—	—

Total	$21,511,676	$81,030,705	$4,228,861

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1	$49,531,187	$645,603	$1,096,962
Level 2	68,065,852	13,221,335	2,810,023
Level 3	—	—	—

Total	$117,597,039	$13,866,938	$3,906,985

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board of Options Exchange (CBOE) by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is each Fund’s policy and intention to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. The tax character of distributions paid during the fiscal year ended December 31, 2008, to shareholders of record on December 26, 2008 were as follows:

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Fund	$—	$2,778,555	$2,778,555
Micro-Cap Fund	—	1,013,354	1,013,354
Mid-Cap Fund	—	653,784	653,784
China Opportunities Fund	—	33,034,969	33,034,969

No distributions were required for the International Opportunities Fund or the Asia Opportunities Fund. The China Opportunities Fund includes $11,044,364 of earnings and profit distributed to shareholders on redemptions of their shares:

Amount
Emerging Growth Fund	$2,778,555
Micro-Cap Fund	1,013,354
Mid-Cap Fund	653,784
China Opportunities Fund	44,079,333

The tax character of distributions paid during the fiscal year ended December 31, 2007, to shareholders of record on December 27, 2007, were as follows:

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Fund	$—	$25,010,586	$25,010,586
Micro-Cap Fund	—	6,199,169	6,199,169
Mid-Cap Fund	—	414,988	414,988
China Opportunities Fund	—	62,697,147	62,697,147

No distributions were required for the International Opportunities Fund.

As of December 31, 2008, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	2013	2014	2015	2016
Emerging Growth Fund	$—	$—	$—	$49,220,813
Micro- Cap Fund	$—	$—	$—	$9,447,200
Mid-Cap Fund	$—	$—	$—	$2,455,645
China Opportunities Fund	$—	$—	$—	$—
International Opportunities Fund	$—	$—	$96,526	$5,249,683
Asia Opportunities Fund	$—	$—	$—	$3,065,788

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Emerging Growth, Micro-Cap, Mid-Cap, China Opportunities, International Opportunities, and the Asia Opportunities Funds deferred to January 1, 2009 post-October capital losses of $11,242,737, $1,870,437, $733,036, $32,294,673, $7,478,210, and $1,622,315, respectively.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Implementation of FIN 48 required management of the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then). The Fund has no examinations in progress.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then). Further, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Mid-Cap Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Mid-Cap Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the year ended December 31, 2008, the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund, incurred investment advisory fees totaling $216,353, $577,523, and $33,532, respectively. For the year ended December 31, 2008, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $4,210,322, $614,804 and $89,987, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2008, the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund incurred management fees totaling $144,235, $552,523, and $33,532, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. For the year ended December 31, 2008 OAM reimbursed the Mid-Cap Fund and the Asia Opportunities Fund in the amount of $9,726 and $93,761, respectively.

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and Oberweis Securities. During the year ended December 31, 2008, the Trust made no direct payments to its officers and paid $74,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder services agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2008, the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $90,147, $345,327, $20,957, $842,064, $122,961 and $17,997, respectively.

Affiliated Commissions. For the year ended December 31, 2008, the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through Oberweis Securities and therefore did not pay commissions to Oberweis Securities, Inc.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2008, other than options written and money market investments, aggregated $29,213,136 and $31,011,368, respectively, for the Micro-Cap Fund, $122,327,997 and $135,354,817, respectively, for the Emerging Growth Fund, $13,579,956 and $14,319,141, respectively, for the Mid-Cap Fund, $248,027,410 and $664,996,863, respectively, for the China Opportunities Fund, $107,012,453 and $157,342,466, respectively, for the International Opportunities Fund and $22,310,220 and $12,252,659, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the year ended December 31, 2008.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the year ended December 31, 2008.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Mid-Cap Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap

Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $4,406, $25,659, $348, $1,026,096, $37,459 and $17,814, respectively, for the year ended December 31, 2008, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2008, the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $2,343, $3,343, $1,895, $2,697, $3,003, and $4,147, respectively. During the year ended December 31, 2008, the Micro-Cap Fund, Emerging Growth Fund, Mid-Cap Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $1,947, $6,204, $458, $113,665, $6,181 and $13, respectively, which is included in custodian fees and expenses in the statement of operations.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Years ended December 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$15.56	$16.06	$17.31	$17.50	$26.26
Income (loss) from investment operations:
Net investment loss(a)	(.17)	(.23)	(.21)	(.18)	(.36)
Net realized and unrealized gain (loss) on investments	(8.10)	1.86	.42	2.29	(.54)

Total from investment operations	(8.27)	1.63	.21	2.11	(.90)
Redemption Fees (a)	—	—	.01	.01	.04
Less distributions:
Distribution from net realized gains on investments	(.34)	(2.13)	(1.47)	(2.31)	(7.90)

Net asset value at end of year	$6.95	$15.56	$16.06	$17.31	$17.50

Total Return (%)	(52.98)	10.17	1.66	12.72	2.19
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$21,383	$51,004	$55,788	$68,355	$46,676
Ratio of gross expenses to average net assets (%)	1.69	1.59	1.63	1.70	1.69
Ratio of net expenses to average net assets (%)(b)	1.68	1.58	1.62	1.68	1.69
Ratio of net investment loss to average net assets (%)	(1.53)	(1.31)	(1.23)	(1.08)	(1.54)
Portfolio turnover rate (%)	81	65	108	76	58

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Years ended December 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$25.80	$27.22	$26.95	$27.93	$27.05
Income (loss) from investment operations:
Net investment loss(a)	(.22)	(.33)	(.30)	(.33)	(.36)
Net realized and unrealized gain (loss) on investments	(14.51)	2.21	1.56	1.09	1.99

Total from investment operations	(14.73)	1.88	1.26	.76	1.63
Redemption Fees(a)	—	—	—	—	.01
Less distributions:
Distribution from net realized gains on investments	(.38)	(3.30)	(.99)	(1.74)	(.76)

Net asset value at end of year	$10.69	$25.80	$27.22	$26.95	$27.93

Total Return (%)	(57.00)	6.82	4.87	2.74	6.29
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$81,738	$219,323	$199,045	$183,979	$175,614
Ratio of gross expenses to average net assets (%)	1.40	1.29	1.35	1.42	1.44
Ratio of net expenses to average net assets (%)(b)	1.40	1.28	1.35	1.41	1.44
Ratio of net investment loss to average net assets (%)	(1.28)	(1.14)	(1.11)	(1.26)	(1.38)
Portfolio turnover rate (%)	89	85	74	75	55

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Mid-Cap Fund
	Years ended December 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$15.55	$14.02	$12.53	$11.95	$11.37
Income (loss) from investment operations:
Net investment loss(a)	(.22)	(.27)	(.24)	(.22)	(.17)
Net realized and unrealized gain (loss) on investments	(8.81)	2.36	1.72	.80	.74

Total from investment operations	(9.03)	2.09	1.48	.58	.57
Redemption Fees(a)	—	.02	.01	—	.01
Less distributions:
Distribution from net realized gains on investments	(.96)	(.58)	—	—	—

Net asset value at end of year	$5.56	$15.55	$14.02	$12.53	$11.95

Total Return (%)	(57.66)	14.99	11.89	4.85	5.10
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$4,232	$11,484	$10,675	$8,773	$10,426
Ratio of gross expenses to average net assets (%)	2.14	1.83	1.90	2.14	1.96
Ratio of net expenses to average net assets (%)(b)	2.00	1.80	1.83	2.00	1.95
Ratio of net investment loss to average net assets (%)	(1.94)	(1.71)	(1.76)	(1.90)	(1.52)
Portfolio turnover rate (%)	162	110	112	119	86

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the adviser.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
				Period Ended
	Years Ended December 31,			December 31,
	2008	2007	2006	2005(a)
Net asset value at beginning of year	$29.06	$19.53	$10.78	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.20)	(.14)	(.02)	(.03)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(18.64)	11.58	8.70	.81

Total from investment operations	(18.84)	11.44	8.68	.78
Redemption Fees(b)	.06	.13	.07	––
Less distributions:
Distribution from net realized gains on investments	(2.77)	(2.04)	—	—

Net asset value at end of year	$7.51	$29.06	$19.53	$10.78

Total Return (%)	(64.34)	59.29	81.17	7.80
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$118,449	$943,825	$446,083	$7,471
Ratio of gross expenses to average net assets (%)	2.00	1.78	1.91	4.57
Ratio of net expenses to average net assets (%)(c)	2.00	1.78	1.91	2.49
Ratio of net investment loss to average net assets (%)	(1.03)	(.53)	(.15)	(1.34)
Portfolio turnover rate (%)	70	68	53	14

Notes:

(a)	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Year Ended December 31, 2008	Period Ended December 31, 2007 (a)
Net asset value at beginning of year	$14.10	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.05)	(.10)
Net realized and unrealized gain (loss) on investments	(8.49)	4.16

Total from investment operations	(8.54)	4.06

Redemption Fees(b)	.01	.04
Less distributions:
Distribution from net realized gains on investments	—	—

Net asset value at end of year	$5.57	$14.10

Total Return (%)	(60.50)	41.00
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$13,961	$112,470
Ratio of gross expenses to average net assets (%)	2.24	2.00
Ratio of net expenses to average net assets (%)(c)	2.23	1.99
Ratio of net investment loss to average net assets (%)	(.40)	(.80)
Portfolio turnover rate (%)	221	126

Notes:

(a)	For the period from February 1, 2007 (commencement of operations) through December 31, 2007.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Asia Opportunities Fund
Period Ended December 31, 2008(a)

Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.07)
Net realized and unrealized loss on investments	(5.65)

Total from investment operations	(5.72)
Redemption Fees(b)	.02
Less distributions:
Distribution from net realized gains on investments	—

Net asset value at end of period	$4.30

Ratio/Supplemental Data
Total Return (%)	(57.00)
Net Assets at end of period (in thousands)	$3,889
Ratio of gross expenses to average net assets (%)	3.85
Ratio of net expenses to average net assets (%)(c)	2.49
Ratio of net investment loss to average net assets (%)	(.95)
Portfolio turnover rate (%)	165

Notes:

(a)	For the period from February 1, 2008 (commencement of operations) through December 31, 2008.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

The Oberweis Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oberweis Emerging Growth Fund, Oberweis Micro-Cap Fund, Oberweis Mid-Cap Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Asia Opportunities Fund (six funds constituting The Oberweis Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended and the period from February 1, 2008 through December 31, 2008 for the Oberweis Asia Opportunities Fund, the changes in each of their net assets for the two years then ended or period indicated and the financial highlights for each of the years or periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Chicago, Illinois February 23, 2009

Trustees and Officers of The Oberweis Funds

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
Noninterested Trustees
Katherine Smith Dedrick (51)	Trustee	Trustee since
3333 Warrenville Road,		November, 2004(1)
Suite 500 Lisle, IL 60532

Gary D. McDaniel (60)	Trustee	Trustee since
3333 Warrenville Road,		May, 2004(1)
Suite 500 Lisle, IL 60532

James G. Schmidt (61)	Trustee	Trustee since
3333 Warrenville Road,		November, 2003(1)
Suite 500 Lisle, IL 60532

Interested Trustees
James D. Oberweis (62)	Trustee(2)	Trustee and
3333 Warrenville Road,		Officer since
Suite 500 Lisle, IL 60532		July, 1986(1)

James W. Oberweis (34)	President	Officer since
3333 Warrenville Road,		August, 1996(3)
Suite 500 Lisle, IL 60532

Patrick B. Joyce (49)	Executive Vice	Officer since
3333 Warrenville Road,	President and	October, 1994(3)
Suite 500 Lisle, IL 60532	Treasurer

David I. Covas (33)	Vice President	Officer since
3333 Warrenville Road,		August, 2004(3)
Suite 500 Lisle, IL 60532

Eric V. Hannemann (35)	Secretary	Officer since
3333 Warrenville Road,		August, 2005(3)
Suite 500 Lisle, IL 60532

(1)

Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

(2)	James D. Oberweis is an interested trustee of the Fund by reason of his position as the former Chairman of Oberweis Asset Management, Inc., the Fund’s investment advisor.
(3)	Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

Trustees and Officers of The Oberweis Funds

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships
Partner - Childress Duffy Goldblatt, Ltd, April 1, 2007 to present; Partner - Levenfeld Pearlstein, LLC, January 2005 to April 1, 2007; Partner - Hinshaw & Culbertson, 1985 to January 2005.	6	None

Senior Vice President/General Manager of Exopack Holding Corp. 2008-present; Vice President/General Manager of the Flexible Packaging Group - Smurfit Stone Container, March 1988 to 2007.	6	None

Senior Vice President and Chief Financial Officer - Federal Heath Sign Co., May 2003 to present; Vice President - Finance Federal Sign division of Federal Signal Corp. October, 1991 to April, 2003.	6	None

Director - Oberweis Asset Management, Inc. September, 1994 to present. Chairman - September 2001 to present. President - September, 1989 to August, 2001.	6	None

President - Oberweis Asset Management, Inc.,

September, 2001 to present; Senior Vice

President May, 1996 to August, 2001;

Portfolio Manager from December, 1995 to

present; President and Director - Oberweis

Securities, Inc., September, 1996 to present.

	Not Applicable	None

Executive Vice President, Secretary and

Director - Oberweis Asset Management, Inc.,

September, 1994 to present; Executive Vice

President and Director - Oberweis Securities,

Inc. September, 1996 to present.

	Not Applicable	None

Vice President - Oberweis Asset Management, Inc., September, 2003 to present; Research Analyst June, 1997 to August, 2003.	Not Applicable	None

Assistant Vice President of Accounting -

Oberweis Asset Management and Oberweis

Securities, Inc., June, 2004 to present;

Portfolio and Staff Accountant - Vestor

Capital Corp. April, 2003 to June, 2004; Staff

Accountant - Green, Plage & Associates, Inc.,

November, 1999 to April, 2003

	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, Oberweis International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contracts:

The Investment Advisory Agreement with respect to the Emerging Growth, Micro-Cap, and Mid-Cap Funds and the Investment Advisory and Management Agreement for each of the China Opportunities Fund and International Opportunities Fund were last approved by the Board of Trustees, including all of the trustees who are not parties to such agreements or interested persons of any such party, (the “independent trustees”) on August 13, 2008. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreements was in the best interests of each Fund. The independent trustees were assisted by independent legal counsel in making their determination. The Investment Advisory and Management Agreement for the Asia Opportunities Fund was initially approved by the Board of Trustees on November 8, 2007 and the initial term of such agreement is two years. Accordingly, the approval of such agreement was not considered during the period covered by this report.

The Board noted that Oberweis Asset Management (“OAM”) has a long association with The Oberweis Funds( the “Trust”), in each case since the inception of each of the Funds. The Board recognizes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Funds knowing that OAM managed the Funds and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by OAM to the Emerging Growth, Micro-Cap, Mid-Cap, China Opportunities, and International Opportunites Funds, the Board considered the functions performed by OAM and the personnel providing such services, OAM’s financial condition, and the compliance regime created by OAM, including the competency of the Trust’s chief compliance officer and the fact that neither the Trust nor OAM has had any material compliance issues. The Board also considered the honesty and

THE OBERWEIS FUNDS

Supplemental Information

integrity of OAM and the portfolio management team and that OAM personnel act with the highest ethical standards. The Board noted that OAM personnel are very forthright with the Board. Based on information provided, the Board concluded that the nature and extent of services provided to each Fund were appropriate and that the quality was good.

The Board also reviewed and discussed reports prepared by OAM containing information on total returns and average annual total returns over various periods of time of the Emerging Growth, Micro-Cap, Mid-Cap, China Opportunities, and International Opportunities Funds as compared to relevant market indices and other mutual funds pursuing broadly similar strategies. Based on the information provided, the Board concluded (i) as to the Mid-Cap Fund, the investment performance, while varying over the time periods reported, was roughly in line with the other mutual funds included in the report and satisfactory versus relevant market indices, (ii) as to the Micro-Cap and Emerging Growth Funds, although the Funds underperformed relevant market indices for all periods reviewed, the investment performance, while varying over the time periods reported, was roughly in line with the other mutual funds included in the report, and (iii) as to the China Opportunities and International Opportunities Funds, the investment performance was good versus other mutual funds included in the reports and relevant market indices.

Fees and Expenses. For each Fund, the Board compared the amounts paid to OAM for advisory services (for advisory and management services for the China Opportunities and International Opportunities Funds) and each Fund’s expense ratio with other mutual funds pursuing broadly similar strategies as included in reports prepared by OAM. This information showed the advisory fees for the Emerging Growth, Micro-Cap, and Mid-Cap Funds were either comparable or in a mid-range compared to the other mutual funds and for the China Opportunities and the International Opportunities Funds were either comparable or on the high side compared to the other mutual funds. The information also showed that the expense ratios of the Emerging Growth and China Opportunities Funds were generally in line with those of similar mutual funds, whilethe Micro-Cap, Mid-Cap and International Opportunities Funds tended to be on the high side compared to similar funds. With respect to the expense ratios of the China Opportunities and the International Opportunities Funds, the Board considered the fact that OAM maintains an office in Hong Kong and noted OAM’s comment that the local presence is likely to benefit shareholders over time. In addition, the Board considered amounts paid to OAM by other registered funds, for which OAM acts as a sub-advisor. For each Fund, the Board also considered amounts paid to OAM by OAM’s other clients. With respect to OAM’s other clients, including funds for which it acts as a subadvisor, the Board noted that the mix of services provided and level of responsibility required under the agreements with the Funds were greater than OAM’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. The Board also consisdered that OAM has agreed to cap expenses for the Funds. Based on the information considered, the Board concluded that each Fund’s advisory fee (advisory and management fee for the China Opportunities and International Opportunities Funds) was reasonable and appropriate in amount given the quality of services provided.

THE OBERWEIS FUNDS

Supplemental Information

Profitability. With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory fees received by OAM from each of the Funds and the fact that OAM has agreed to cap expenses for the Funds. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board reviewed each Funds’ asset size and expense ratio. The Board noted OAM’s comments that the Funds may have some capacity constraints which limit economies of scale. The Board concluded, with respect to each Fund, that the total expense ratio was reasonable. The Board concluded that each Fund’s advisory fee reflects an appropriate recognition of any economies of scale.

Other Benefits to OAM and its Affiliates. The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including fees received or expected to be received by an affiliate of OAM for distribution services and benefits to OAM related to soft dollars. The Board concluded that, taking into account these benefits, the Emerging Growth, Micro-Cap and Mid-Cap Funds’ advisory fees (advisory and management fees for the China Opportunities and International Opportunities Funds) were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Approval of Investment Sub-Advisory Contract:

On November 13, 2008, the Board of Trustees, including all of the independent trustees, approved an investment Sub-Advisory Agreement between OAM and Oberweis Asset Management (Asia) Limited ( “OAMA”) for the China Opportunities Fund effective December 1, 2008, pursuant to which OAM appointed OAMA to manage the composition of the portfolio and furnish advice with respect to the Fund’s investments and strategies. The Board of Trustees, including a majority of the independent trustees, determined that it was in the best interest of the China Opportunities Fund to approve the agreement. The Board noted that personnel of OAMA, a wholly-owned subsidary of OAM and a registered investment advisor with the Securities and Exchange Commission (the “SEC”), had been providing portfolio management and research services to certain clients of OAM, including the China Opportunities Fund, pursuant to an Inter-Company Service Agreement and subject to the terms of a SEC no-action letter governing the use of “Participating Affiliates.” The Board considered the qualifications of the OAMA portfolio managers, the research and portfolio management and support team and the investment strategy and process for the China Opportunities Fund. The Board also considered the relevant information discussed above that was presented in connection with the approval of the Investment Advisory and Management Agreement with OAM for the China Opportunities Fund. In addition, the Board noted that OAM is responsible for paying OAMA’s fees; that the Fund will not directly pay any of OAMA’s fees. Based on all of the information considered, the Board concluded that the nature and extent of services to be provided to the China Opportunities Fund by OAMA was appropriate and quality would be good, and determined to approve the agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

THE OBERWEIS FUNDS

Supplemental Information

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire year from January 1, 2008 through December 31, 2008.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expense Paid During Period* 7/1/08-12/31/08	Expense Ratio During Period 7/1/08-12/31/08
Micro-Cap Fund Actual	$1,000.00	$786.84	$6.42	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.25	1.43%

Emerging Growth Fund Actual	$1,000.00	$811.88	$7.56	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.42	1.66%

Mid-Cap Fund Actual	$1,000.00	$749.74	$8.97	2.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$10.33	2.04%

China Opportunities Fund Actual	$1,000.00	$773.47	$8.60	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.43	$9.78	1.93%

International Opportunities Fund Actual	$1,000.00	$713.34	$9.43	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$11.09	2.19%

Asia Opportunities Fund Actual	$1,000.00	$737.98	$10.88	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.62	$12.60	2.49%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Trustees and Officers

James D. Oberweis	Katherine Smith Dedrick
Trustee	Trustee

Gary D. McDaniel	James G. Schmidt
Trustee	Trustee

James W. Oberweis	Patrick B. Joyce
President	Executive Vice President
Treasurer

David I. Covas	Eric V. Hannemann
Vice President	Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Emerging Growth Fund Micro-Cap Fund Mid-Cap Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2008, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2007	2008
Audit fees	70,000	86,000
Audit-Related Fees	N/A	N/A
Tax Fees	20,500	26,000
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2008 and 2007 were $17,600, and 17,000, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/05/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/05/2009

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/05/2009

/*/	Print the name and title of each signing officer under his or her signature.